Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate (percent)	3.51
Expected Dividend Yield (percent)	2.37
Expected Volatility (1) (percent)	23.64
Expected Life (years)	5.39
(1)Expected volatility has been based on historical share volatility of the Company.
For the year ended December 31, 2024, 793 thousand NSRs, with a weighted average exercise price of $11.97, were exercised and settled for 562 thousand common shares.

Summary of Options Outstanding and Exercisable

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2024	(thousands)	($/unit)
Outstanding, Beginning of Year	11,895	13.66
Granted	2,427	23.90
Exercised	(5,251)	10.77
Forfeited	(416)	23.16
Expired	(2)	24.60
Outstanding, End of Year	8,653	17.83

	Outstanding			Exercisable
As at December 31, 2024	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($/unit)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
5.00 to 9.99	1,486	2.47	8.87	1,486	8.87
10.00 to 14.99	2,004	2.08	11.70	1,902	11.69
15.00 to 19.99	1,560	4.13	19.88	902	19.88
20.00 to 24.99	3,373	5.75	23.84	448	24.14
25.00 to 29.99	230	6.46	27.21	3	27.71
	8,653	4.06	17.83	4,741	13.55

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2024	(thousands)	($/unit)
Outstanding, Beginning of Year	1,005	6.49
Exercised	(614)	7.34
Expired	(43)	18.35
Outstanding, End of Year	348	3.54

Number of Performance Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	10,243
Granted	6,368
Vested and Paid Out	(8,903)
Forfeited	(742)
Units Granted in Lieu of Base Dividends	244
Outstanding, End of Year	7,210

Number of Restricted Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	7,234
Granted	3,393
Vested and Paid Out	(2,286)
Forfeited	(466)
Units Granted in Lieu of Base Dividends	273
Outstanding, End of Year	8,148

Number of Deferred Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	1,691
Granted to Directors	126
Granted	72
Units Granted in Lieu of Dividends	58
Redeemed	(186)
Outstanding, End of Year	1,761

Summary of Stock-Based Compensation
E) Total Stock-Based Compensation

For the years ended December 31,	2024	2023
Stock Options With Associated Net Settlement Rights	12	11
Cenovus Replacement Stock Options	1	(5)
Performance Share Units	48	47
Restricted Share Units	60	46
Deferred Share Units	5	(2)
Total Stock-Based Compensation Expense (Recovery)	126	97